Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwill
13.	Goodwill

	For the Year ended December 31,
	2013	2014
	RMB	RMB

Balance at beginning of the year	1,604	1,577
Acquisition of Zhengrenqiang and Dubooker in 2014	-	195,893
Acquisition of Xingxue and Chuangzhi in 2014	-	100,382
Acquisition of another company in 2014	-	2,527
Foreign exchange	(27)	3
Balance at end of the year	1,577	300,382

In December 2014, the Company purchased 100% equity interest of Zhengrenqiang and Dubooker. Goodwill of RMB195.9 million was recognized from this acquisition (Note 4).

In December 2014, the Company purchased 100% equity interest of Xingxue and Chuangzhi. Goodwill of RMB100.4 million was recognized from this acquisition (Note 4).

Goodwill arose from the business combination completed in the years ended December 31, 2014 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2013 and 2014, and the results of these tests indicated that the Company's goodwill was not impaired.